VIRTUS Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Shares	Value
Preferred Stock—2.3%
Brazil—2.3%
Gerdau S.A., 11.640%	568,300	$ 2,575
Total Preferred Stock (Identified Cost $2,710)		2,575

Common Stocks—93.1%
Brazil—6.7%
Banco do Brasil S.A.	142,900	1,019
CPFL Energia S.A.	304,000	1,903
JBS S.A.	354,000	1,656
Klabin S.A.	189,400	638
Petroleo Brasileiro S.A.	225,800	1,393
Vale S.A.	73,900	989
		7,598

Cayman Islands—3.9%
Bizlink Holding, Inc.	86,000	755
Daqo New Energy Corp. ADR(1)	26,500	1,407
Greentown China Holdings Ltd.	857,000	1,609
Pinduoduo, Inc. ADR(1)	10,819	677
		4,448

China—26.1%
Alibaba Group Holding Ltd.(1)	184,100	1,837
Bank of Jiangsu Co., Ltd. Class A	976,800	1,021
BYD Co., Ltd. Class H	18,500	456
China Construction Bank Corp. Class H	1,476,000	852
China Railway Group Ltd. Class A	878,600	646
China State Construction Engineering Corp. Ltd. Class A	987,500	715
China Yangtze Power Co., Ltd. Class A	237,400	760
Contemporary Amperex Technology Co., Ltd. Class A	9,700	546
ENN Natural Gas Co., Ltd. Class A	1,231,800	3,208
JD.com, Inc. Class A	47,614	1,201
Kweichow Moutai Co., Ltd. Class A	7,400	1,947
Lenovo Group Ltd.	958,000	663
Meituan Class B(1)	82,500	1,734
NetEase, Inc.	47,400	715
Nongfu Spring Co., Ltd. Class H	466,800	2,700
PetroChina Co., Ltd. Class H	5,550,000	2,269
Postal Savings Bank of China Co., Ltd. Class H	784,000	461
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	16,892	719
Sinotrans Ltd. Class A	1,467,670	732
	Shares	Value

China—continued
Tencent Holdings Ltd.	84,700	$ 2,861
Tingyi Cayman Islands Holding Corp.	314,000	541
Vipshop Holdings Ltd. ADR(1)	85,655	720
Xiamen C & D, Inc. Class A	498,900	971
Yum China Holdings, Inc.	24,048	1,138
		29,413

India—16.6%
Axis Bank Ltd.	195,255	1,746
Eicher Motors Ltd.	25,335	1,135
HDFC Bank Ltd.	43,999	762
ICICI Bank Ltd. Sponsored ADR	251,329	5,271
Infosys Ltd.	30,209	518
ITC Ltd.	488,071	1,984
Mahindra & Mahindra Ltd.	154,271	2,387
Reliance Industries Ltd.	40,601	1,178
State Bank of India	492,473	3,189
Tata Consultancy Services Ltd.	13,400	491
		18,661

Indonesia—5.5%
Astra International Tbk PT	2,421,600	1,048
Bank Central Asia Tbk PT	2,594,300	1,448
Bank Mandiri Persero Tbk PT	4,551,700	2,795
Telkom Indonesia Persero Tbk PT	2,950,600	860
		6,151

Mexico—4.6%
Grupo Aeroportuario del Pacifico SAB de C.V. Class B	115,800	1,466
Grupo Financiero Banorte SAB de CV Class O	579,200	3,710
		5,176

Russia—0.0%
Gazprom PJSC(1)(2)	1,323,341	1
LUKOIL PJSC Sponsored ADR(2)	55,455	—(3)
		1

Saudi Arabia—0.7%
Sahara International Petrochemical Co.	74,568	815
South Africa—3.3%
Absa Group Ltd.	190,088	1,847
Woolworths Holdings Ltd.	555,986	1,868
		3,715

South Korea—9.4%
Hana Financial Group, Inc.	21,932	538
Hyundai Motor Co.	27,678	3,378
Kia Corp.	40,297	2,006
	Shares	Value

South Korea—continued
KT Corp.	58,688	$ 1,475
LG Innotek Co., Ltd.	2,911	549
Samsung Electronics Co., Ltd.	28,617	1,051
SK Hynix, Inc.	28,021	1,603
		10,600

Taiwan—9.7%
Compeq Manufacturing Co., Ltd.	660,000	934
CTBC Financial Holding Co., Ltd.	2,887,000	1,796
Hon Hai Precision Industry Co., Ltd.	362,000	1,159
Taiwan Semiconductor Manufacturing Co., Ltd.	530,000	7,026
		10,915

Thailand—2.9%
Banpu PCL Foreign Shares	3,905,800	1,266
PTT Exploration & Production PCL	458,000	1,953
		3,219

Turkey—0.9%
KOC Holding AS	443,044	1,078
United States—2.8%
Archer-Daniels-Midland Co.	29,437	2,368
Mosaic Co. (The)	15,522	750
		3,118

Total Common Stocks (Identified Cost $115,762)		104,908

Total Long-Term Investments—95.4% (Identified Cost $118,472)		107,483

Short-Term Investment—2.2%
Money Market Mutual Fund—2.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.758%)(4)	2,448,626	2,449
Total Short-Term Investment (Identified Cost $2,449)		2,449

TOTAL INVESTMENTS—97.6% (Identified Cost $120,921)		$109,932
Other assets and liabilities, net—2.4%		2,683
NET ASSETS—100.0%		$112,615

Abbreviations:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company

See Notes to Schedule of Investments

VIRTUS Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Amount is less than $500.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
China	27%
India	17
South Korea	10
Taiwan	10
Brazil	9
United States	5
Mexico	5
Other	17
Total	100%
† % of total investments as of September 30, 2022.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$104,908	$25,105	$79,802	$1
Preferred Stock	2,575	2,575	—	—
Money Market Mutual Fund	2,449	2,449	—	—
Total Investments	$109,932	$30,129	$79,802	$1
There were no transfers into or out of Level 3 related to securities held at September 30, 2022.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Emerging Markets Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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